Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments
Book amount - beginning of the year	€ 5,887	€ 6,749
Additions and subscriptions	1,607	662
Divestments and reimbursements	(480)	(385)
Share of profit of equity-accounted investments	2,163	202
Share of loss of equity-accounted investments	(285)	(1,294)
Deduction for dividends	(1,194)	(627)
Change in the scope of consolidation	(1,827)	360
Currency translation differences	1	381
Other changes	6,220	(161)
Book amount - end of the year	12,092	5,887
Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	44	80
Additions and subscriptions	21	1
Divestments and reimbursements	(2)	(21)
Share of profit of equity-accounted investments	5	6
Share of loss of equity-accounted investments	(6)	(3)
Deduction for dividends	(3)	(25)
Change in the scope of consolidation	5	5
Currency translation differences	2	2
Other changes	(16)	(1)
Book amount - end of the year	50	44
Joint ventures
Investments
Book amount - beginning of the year	2,057	2,832
Additions and subscriptions	900	558
Divestments and reimbursements	(1)	(231)
Share of profit of equity-accounted investments	474	31
Share of loss of equity-accounted investments	(197)	(910)
Deduction for dividends	(483)	(586)
Change in the scope of consolidation	(710)	355
Currency translation differences	(231)	83
Other changes	5,256	(75)
Book amount - end of the year	7,065	2,057
Associates
Investments
Book amount - beginning of the year	3,786	3,837
Additions and subscriptions	686	103
Divestments and reimbursements	(477)	(133)
Share of profit of equity-accounted investments	1,684	165
Share of loss of equity-accounted investments	(82)	(381)
Deduction for dividends	(708)	(16)
Change in the scope of consolidation	(1,122)
Currency translation differences	230	296
Other changes	980	(85)
Book amount - end of the year	€ 4,977	€ 3,786